Significant Accounting Policies - Schedule of carrying value (FY) (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Marketable Securities [Line Items]
Carrying Value as of December 31, 2021	$ 191,653,961	$ 193,016,803
Gross Unrealized Gains
Gross Unrealized Losses	(12,912)	(342,376)
Fair Value as of December 31, 2021	191,641,049	192,674,427
Cash [Member]
Marketable Securities [Line Items]
Carrying Value as of December 31, 2021	1,483	1,416
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value as of December 31, 2021	1,483	1,416
U.S. Treasury Bills [Member]
Marketable Securities [Line Items]
Carrying Value as of December 31, 2021	191,652,478	193,015,387
Gross Unrealized Gains
Gross Unrealized Losses	(12,912)	(342,376)
Fair Value as of December 31, 2021	$ 191,639,566	$ 192,673,011